Series C Convertible Preferred Stock (Details) (USD $)	3 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013 employee	Dec. 31, 2012 employee	Feb. 15, 2012 item	May 10, 2010	Feb. 15, 2012 Series C Convertible Preferred Stock [Member]	Jan. 31, 2012 Series C Convertible Preferred Stock [Member]	Mar. 31, 2013 Series C Convertible Preferred Stock [Member] item	Dec. 31, 2012 Series C Convertible Preferred Stock [Member] item	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]
Class of Stock [Line Items]
Preferred stock, shares sold date							November 16, 2011	November 16, 2011
Preferred stock, shares issued and sold						3,000,000
Common stock shares plan to issue upon conversion of Series C convertible preferred stock						30,000,000
Shares of common stock to purchase by warrants		3,750,000			30,000,000	30,000,000
Number of closing sale of preferred stock			2
Preferred stock, shares sold						3,000,000
Common stock purchase price using warrants		9.60		20.00	1.20
Preferred stock, fixed annual amount of dividend per share							$ 0.625	$ 0.625
Preferred stock, liquidation preference per share							$ 10.00	$ 10.00
Convertible preferred stock conversion price per share							$ 8.00	$ 8.00
Number of shares issued for each convertible preferred stock							1.25	1.25
Percentage of voting stock							34.00%	34.00%
Number of voting stock classes								1
Number of votes per share							0.78625	0.78625
Number of directors designated by RES		2
Percentage of common stock sold shares of outstanding shares	20.00%	20.00%
Transaction amount of equity securities by investors									$ 120,000	$ 120,000
Number of designated board of directors	2